UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
BlackRock Sustainable Advantage Large Cap Core Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
5/31/2025
Date of reporting period:
5/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Sustainable Advantage Large Cap Core Fund
Institutional Shares | BIRIX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51	0.48%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Institutional Shares returned 11.85%.
  For the same period, the Russell 1000® Index returned 13.73%.
What contributed to performance?
Fundamental measures that evaluate research spending relative to assets together with text-based forecasts of sales growth proved additive across innovation-oriented companies, reflecting investors’ preference for firms reinvesting for future expansion during the market’s recovery. An environmental, social and governance (“ESG”) insight that scores companies on workforce well-being and broader stakeholder practices added to returns in communication services, aligning the portfolio with firms that demonstrated strong human-capital management while digital media demand remained resilient. Text-based sentiment measures drawn from broker reports and online search trends supported successful positioning in consumer discretionary, as the Fund’s holdings there benefited from steady consumer spending and renewed appetite for discretionary goods.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled in materials, as weaker commodity prices pressured these stocks. Within energy, sentiment insights that track short-term retail trading flows detracted amid sharp moves in oil prices. Finally, an ESG measure that penalizes companies with high carbon emission intensity relative to profits weighed on returns in both energy and materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 5, 2015 through May 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	11.85%	15.68%	13.76%
Russell 1000® Index	13.73	15.66	13.71
Key Fund statistics
Net Assets	$868,629,561
Number of Portfolio Holdings	226
Net Investment Advisory Fees	$3,077,947
Portfolio Turnover Rate	129%
The Fund commenced operations on October 5, 2015.
The Fund’s returns shown prior to December 1, 2021, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Advantage ESG U.S. Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	31.5%
Financials	14.3%
Consumer Discretionary	11.2%
Health Care	10.9%
Industrials	9.5%
Communication Services	9.4%
Consumer Staples	5.0%
Energy	2.9%
Real Estate	2.2%
Utilities	1.3%
Materials	1.3%
Short-Term Securities	0.4%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.7%
Apple, Inc.	6.0%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.4%
Broadcom, Inc.	1.9%
Home Depot, Inc.	1.7%
Walmart, Inc.	1.7%
Bank of America Corp.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material Fund changes
This is a summary of planned changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage Large Cap Core Fund. The investment objective of the Fund is to seek to provide total return while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about September 26, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Advantage Large Cap Core Fund
Institutional Shares | BIRIX
Annual Shareholder Report — May 31, 2025
BIRIX-05/25-AR

BlackRock Sustainable Advantage Large Cap Core Fund
Investor A Shares | BIRAX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$77	0.73%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Investor A Shares returned 11.62%.
  For the same period, the Russell 1000® Index returned 13.73%.
What contributed to performance?
Fundamental measures that evaluate research spending relative to assets together with text-based forecasts of sales growth proved additive across innovation-oriented companies, reflecting investors’ preference for firms reinvesting for future expansion during the market’s recovery. An environmental, social and governance (“ESG”) insight that scores companies on workforce well-being and broader stakeholder practices added to returns in communication services, aligning the portfolio with firms that demonstrated strong human-capital management while digital media demand remained resilient. Text-based sentiment measures drawn from broker reports and online search trends supported successful positioning in consumer discretionary, as the Fund’s holdings there benefited from steady consumer spending and renewed appetite for discretionary goods.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled in materials, as weaker commodity prices pressured these stocks. Within energy, sentiment insights that track short-term retail trading flows detracted amid sharp moves in oil prices. Finally, an ESG measure that penalizes companies with high carbon emission intensity relative to profits weighed on returns in both energy and materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 5, 2015 through May 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	11.62%	15.40%	13.48%
Investor A Shares (with sales charge)	5.75	14.16	12.84
Russell 1000® Index	13.73	15.66	13.71
Key Fund statistics
Net Assets	$868,629,561
Number of Portfolio Holdings	226
Net Investment Advisory Fees	$3,077,947
Portfolio Turnover Rate	129%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund commenced operations on October 5, 2015.
The Fund’s returns shown prior to December 1, 2021, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Advantage ESG U.S. Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	31.5%
Financials	14.3%
Consumer Discretionary	11.2%
Health Care	10.9%
Industrials	9.5%
Communication Services	9.4%
Consumer Staples	5.0%
Energy	2.9%
Real Estate	2.2%
Utilities	1.3%
Materials	1.3%
Short-Term Securities	0.4%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.7%
Apple, Inc.	6.0%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.4%
Broadcom, Inc.	1.9%
Home Depot, Inc.	1.7%
Walmart, Inc.	1.7%
Bank of America Corp.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material Fund changes
This is a summary of planned changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage Large Cap Core Fund. The investment objective of the Fund is to seek to provide total return while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about September 26, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Advantage Large Cap Core Fund
Investor A Shares | BIRAX
Annual Shareholder Report — May 31, 2025
BIRAX-05/25-AR

BlackRock Sustainable Advantage Large Cap Core Fund
Investor C Shares | BIRCX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$156	1.48%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Investor C Shares returned 10.73%.
  For the same period, the Russell 1000® Index returned 13.73%.
What contributed to performance?
Fundamental measures that evaluate research spending relative to assets together with text-based forecasts of sales growth proved additive across innovation-oriented companies, reflecting investors’ preference for firms reinvesting for future expansion during the market’s recovery. An environmental, social and governance (“ESG”) insight that scores companies on workforce well-being and broader stakeholder practices added to returns in communication services, aligning the portfolio with firms that demonstrated strong human-capital management while digital media demand remained resilient. Text-based sentiment measures drawn from broker reports and online search trends supported successful positioning in consumer discretionary, as the Fund’s holdings there benefited from steady consumer spending and renewed appetite for discretionary goods.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled in materials, as weaker commodity prices pressured these stocks. Within energy, sentiment insights that track short-term retail trading flows detracted amid sharp moves in oil prices. Finally, an ESG measure that penalizes companies with high carbon emission intensity relative to profits weighed on returns in both energy and materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 5, 2015 through May 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor C Shares	10.73%	14.55%	12.78%
Investor C Shares (with sales charge)	9.78	14.55	12.78
Russell 1000® Index	13.73	15.66	13.71
Key Fund statistics
Net Assets	$868,629,561
Number of Portfolio Holdings	226
Net Investment Advisory Fees	$3,077,947
Portfolio Turnover Rate	129%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund commenced operations on October 5, 2015.
The Fund’s returns shown prior to December 1, 2021, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Advantage ESG U.S. Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	31.5%
Financials	14.3%
Consumer Discretionary	11.2%
Health Care	10.9%
Industrials	9.5%
Communication Services	9.4%
Consumer Staples	5.0%
Energy	2.9%
Real Estate	2.2%
Utilities	1.3%
Materials	1.3%
Short-Term Securities	0.4%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.7%
Apple, Inc.	6.0%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.4%
Broadcom, Inc.	1.9%
Home Depot, Inc.	1.7%
Walmart, Inc.	1.7%
Bank of America Corp.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material Fund changes
This is a summary of planned changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage Large Cap Core Fund. The investment objective of the Fund is to seek to provide total return while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about September 26, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Advantage Large Cap Core Fund
Investor C Shares | BIRCX
Annual Shareholder Report — May 31, 2025
BIRCX-05/25-AR

BlackRock Sustainable Advantage Large Cap Core Fund
Class K Shares | BIRKX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$46	0.43%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Class K Shares returned 11.90%.
  For the same period, the Russell 1000® Index returned 13.73%.
What contributed to performance?
Fundamental measures that evaluate research spending relative to assets together with text-based forecasts of sales growth proved additive across innovation-oriented companies, reflecting investors’ preference for firms reinvesting for future expansion during the market’s recovery. An environmental, social and governance (“ESG”) insight that scores companies on workforce well-being and broader stakeholder practices added to returns in communication services, aligning the portfolio with firms that demonstrated strong human-capital management while digital media demand remained resilient. Text-based sentiment measures drawn from broker reports and online search trends supported successful positioning in consumer discretionary, as the Fund’s holdings there benefited from steady consumer spending and renewed appetite for discretionary goods.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled in materials, as weaker commodity prices pressured these stocks. Within energy, sentiment insights that track short-term retail trading flows detracted amid sharp moves in oil prices. Finally, an ESG measure that penalizes companies with high carbon emission intensity relative to profits weighed on returns in both energy and materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 5, 2015 through May 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	11.90%	15.74%	13.81%
Russell 1000® Index	13.73	15.66	13.71
Key Fund statistics
Net Assets	$868,629,561
Number of Portfolio Holdings	226
Net Investment Advisory Fees	$3,077,947
Portfolio Turnover Rate	129%
The Fund commenced operations on October 5, 2015.
The Fund’s returns shown prior to December 1, 2021, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Advantage ESG U.S. Equity Fund.
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	31.5%
Financials	14.3%
Consumer Discretionary	11.2%
Health Care	10.9%
Industrials	9.5%
Communication Services	9.4%
Consumer Staples	5.0%
Energy	2.9%
Real Estate	2.2%
Utilities	1.3%
Materials	1.3%
Short-Term Securities	0.4%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.7%
Apple, Inc.	6.0%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.4%
Broadcom, Inc.	1.9%
Home Depot, Inc.	1.7%
Walmart, Inc.	1.7%
Bank of America Corp.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material Fund changes
This is a summary of planned changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage Large Cap Core Fund. The investment objective of the Fund is to seek to provide total return while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about September 26, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Advantage Large Cap Core Fund
Class K Shares | BIRKX
Annual Shareholder Report — May 31, 2025
BIRKX-05/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Advantage Large Cap Core Fund	$31,365	$29,913	$0	$0	$15,300	$15,288	$388	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End		Previous Fiscal Year End
(b) Audit-Related Fees[1]	$		$0
(c) Tax Fees[2]	$		$0
(d) All Other Fees[3]		$2,149,000	$2,149,000

[1]

The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

[2]

The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

[3]

Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Advantage Large Cap Core Fund	$15,688	$15,695

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Provider that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item  6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

May 31, 2025
2025 Annual Financial Statements and Additional Information

BlackRock FundsSM
• BlackRock Sustainable Advantage Large Cap Core Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
BlackRock Sustainable Advantage Large Cap Core Fund
Derivative Financial Instruments

Schedule of Investments
May 31, 2025
BlackRock Sustainable Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
Axon Enterprise, Inc.(a)	1,155	$ 866,666
HEICO Corp.	636	190,571
HEICO Corp., Class A	21,858	5,154,991
Northrop Grumman Corp.	1,321	640,381
RTX Corp.	17,842	2,435,076
		9,287,685
Air Freight & Logistics — 1.5%
FedEx Corp.	41,724	9,100,004
United Parcel Service, Inc., Class B	44,340	4,324,924
		13,424,928
Automobile Components — 0.6%
BorgWarner, Inc.	161,169	5,333,082
Automobiles — 1.6%
Tesla, Inc.(a)	38,986	13,507,090
Banks — 4.0%
Bank of America Corp.	308,742	13,624,784
Citigroup, Inc.	30,118	2,268,488
JPMorgan Chase & Co.	39,764	10,497,696
PNC Financial Services Group, Inc.	50,260	8,735,691
		35,126,659
Beverages — 0.9%
Coca-Cola Co.	3,816	275,134
Keurig Dr. Pepper, Inc.	8,459	284,815
Monster Beverage Corp.(a)	4,595	293,850
PepsiCo, Inc.	51,383	6,754,295
		7,608,094
Biotechnology — 2.7%
AbbVie, Inc.	26,272	4,889,482
Apellis Pharmaceuticals, Inc.(a)	5,396	91,354
BioMarin Pharmaceutical, Inc.(a)	21,410	1,243,279
Blueprint Medicines Corp.(a)	14,373	1,456,704
Bridgebio Pharma, Inc.(a)	2,796	95,763
Gilead Sciences, Inc.	65,710	7,233,357
Incyte Corp.(a)	22,195	1,444,007
Ionis Pharmaceuticals, Inc.(a)	3,726	124,858
Moderna, Inc.(a)	16,283	432,476
Natera, Inc.(a)	12,579	1,984,086
Neurocrine Biosciences, Inc.(a)	7,615	936,797
Regeneron Pharmaceuticals, Inc.	4,369	2,142,033
Sarepta Therapeutics, Inc.(a)	13,325	501,020
United Therapeutics Corp.(a)	3,826	1,219,920
		23,795,136
Broadline Retail — 3.8%
Amazon.com, Inc.(a)	160,277	32,858,388
eBay, Inc.	7,469	546,507
		33,404,895
Building Products — 0.4%
Advanced Drainage Systems, Inc.	2,119	233,005
Johnson Controls International PLC	15,040	1,524,605
Owens Corning	13,492	1,807,253
		3,564,863
Capital Markets — 3.4%
Blackstone, Inc., Class A	14,504	2,012,575
Cboe Global Markets, Inc.	1,424	326,267
Charles Schwab Corp.	43,422	3,835,900
Evercore, Inc., Class A	567	131,255
Security	Shares	Value
Capital Markets (continued)
Interactive Brokers Group, Inc., Class A	1,140	$ 239,035
Intercontinental Exchange, Inc.	33,774	6,072,565
Invesco Ltd.	40,402	584,213
Moody’s Corp.	3,373	1,616,746
Morgan Stanley	90,283	11,558,933
S&P Global, Inc.	6,372	3,267,944
XP, Inc., Class A	7,034	136,178
		29,781,611
Chemicals — 0.5%
DuPont de Nemours, Inc.	1,887	126,051
Ecolab, Inc.	3,990	1,059,824
Huntsman Corp.	82,221	915,942
LyondellBasell Industries NV, Class A	33,685	1,902,866
		4,004,683
Commercial Services & Supplies — 1.2%
Cintas Corp.	26,173	5,928,185
Rollins, Inc.	31,044	1,777,269
Waste Management, Inc.	10,863	2,617,657
		10,323,111
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	13,491	1,168,860
Ciena Corp.(a)	13,124	1,050,707
Cisco Systems, Inc.	15,939	1,004,795
Juniper Networks, Inc.	5,218	187,483
Motorola Solutions, Inc.	9,811	4,075,293
		7,487,138
Construction & Engineering — 1.2%
AECOM	22,973	2,523,584
EMCOR Group, Inc.	5,708	2,693,377
MasTec, Inc.(a)	32,759	5,108,111
		10,325,072
Consumer Finance — 1.6%
American Express Co.	40,273	11,842,275
OneMain Holdings, Inc.	37,914	1,965,462
		13,807,737
Consumer Staples Distribution & Retail — 3.2%
Costco Wholesale Corp.	10,697	11,126,805
Dollar General Corp.	3,330	323,843
Sprouts Farmers Market, Inc.(a)	3,581	619,012
Target Corp.	3,322	312,301
Walmart, Inc.	152,206	15,025,776
		27,407,737
Containers & Packaging — 0.3%
Crown Holdings, Inc.	22,713	2,237,231
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	85,476	2,376,233
Verizon Communications, Inc.	73,343	3,224,158
		5,600,391
Electric Utilities — 0.7%
Entergy Corp.	68,361	5,693,104
Electrical Equipment — 0.4%
Acuity, Inc.	631	163,991
AMETEK, Inc.	15,788	2,821,947
GE Vernova, Inc.	424	200,543

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2025
BlackRock Sustainable Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
NEXTracker, Inc., Class A(a)	2,505	$ 142,008
Vertiv Holdings Co., Class A	960	103,613
		3,432,102
Electronic Equipment, Instruments & Components — 0.6%
Cognex Corp.	21,806	653,526
Corning, Inc.	2,034	100,866
Flex Ltd.(a)	20,970	887,031
Keysight Technologies, Inc.(a)	2,239	351,612
TE Connectivity PLC	11,395	1,823,998
Trimble, Inc.(a)	19,948	1,421,694
Zebra Technologies Corp., Class A(a)	966	279,918
		5,518,645
Energy Equipment & Services — 0.1%
Halliburton Co.	9,039	177,074
TechnipFMC PLC	10,969	341,684
		518,758
Entertainment — 1.5%
Netflix, Inc.(a)	8,506	10,268,698
ROBLOX Corp., Class A(a)	21,971	1,911,038
Roku, Inc., Class A(a)	6,429	465,845
Walt Disney Co.	4,498	508,454
		13,154,035
Financial Services — 2.6%
Berkshire Hathaway, Inc., Class B(a)	12,646	6,373,078
Mastercard, Inc., Class A	10,083	5,904,605
Remitly Global, Inc.(a)	19,734	421,518
Toast, Inc., Class A(a)	12,805	540,115
Visa, Inc., Class A	26,706	9,752,764
		22,992,080
Food Products — 0.2%
Tyson Foods, Inc., Class A	37,124	2,084,884
Ground Transportation — 1.2%
Uber Technologies, Inc.(a)	119,397	10,048,452
Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp.(a)	95,041	10,004,016
Intuitive Surgical, Inc.(a)	5,286	2,919,669
Medtronic PLC	51,076	4,238,286
Penumbra, Inc.(a)	433	115,598
		17,277,569
Health Care Providers & Services — 2.3%
Cardinal Health, Inc.	45,127	6,969,414
Centene Corp.(a)	37,582	2,121,128
McKesson Corp.	6,080	4,374,621
UnitedHealth Group, Inc.	18,401	5,555,446
Universal Health Services, Inc., Class B	6,720	1,279,152
		20,299,761
Health Care REITs — 0.5%
Ventas, Inc.	52,815	3,394,948
Welltower, Inc.	3,954	610,023
		4,004,971
Health Care Technology(a) — 0.2%
Doximity, Inc., Class A	8,254	429,951
Veeva Systems, Inc., Class A	5,535	1,548,139
		1,978,090
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(a)	6,290	811,410
Booking Holdings, Inc.	786	4,337,879
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.	1	$ 75
DoorDash, Inc., Class A(a)	11,177	2,332,081
McDonald’s Corp.	11,035	3,463,335
Royal Caribbean Cruises Ltd.	3,155	810,740
Yum! Brands, Inc.	32,631	4,696,906
		16,452,426
Household Durables — 0.4%
NVR, Inc.(a)	496	3,529,501
Toll Brothers, Inc.	3,588	374,049
		3,903,550
Household Products — 0.8%
Colgate-Palmolive Co.	57,510	5,344,979
Procter & Gamble Co.	7,586	1,288,786
		6,633,765
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	45,373	10,284,698
Insurance — 2.6%
Allstate Corp.	13,557	2,845,208
Aon PLC, Class A	674	250,782
Hanover Insurance Group, Inc.	666	117,203
Hartford Insurance Group, Inc.	32,589	4,231,356
MetLife, Inc.	53,712	4,220,689
Progressive Corp.	22,156	6,312,909
Travelers Cos., Inc.	16,042	4,422,779
Unum Group	2,892	236,305
		22,637,231
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A	120,792	20,744,818
Alphabet, Inc., Class C	77,255	13,353,527
Meta Platforms, Inc., Class A	36,330	23,523,312
Pinterest, Inc., Class A(a)	5,025	156,328
Reddit, Inc., Class A(a)	1,015	114,035
		57,892,020
IT Services — 1.2%
Accenture PLC, Class A	17,383	5,507,282
Cognizant Technology Solutions Corp., Class A	53,044	4,296,034
Kyndryl Holdings, Inc.(a)	2,288	89,323
MongoDB, Inc.(a)	967	182,599
Snowflake, Inc., Class A(a)	3,247	667,810
		10,743,048
Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc.(a)	8,528	1,196,734
Machinery — 0.9%
Cummins, Inc.	3,592	1,154,756
Parker-Hannifin Corp.	9,144	6,078,017
Pentair PLC	6,100	604,998
		7,837,771
Media — 0.5%
Comcast Corp., Class A	75,472	2,609,067
Fox Corp., Class A	18,742	1,029,686
Fox Corp., Class B	2,130	107,096
New York Times Co., Class A	7,318	418,004
Paramount Global, Class B	38,542	466,358
		4,630,211
Metals & Mining — 0.6%
Newmont Corp.	42,043	2,216,507
Schedule of Investments

Schedule of Investments (continued)
May 31, 2025
BlackRock Sustainable Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Nucor Corp.	23,228	$ 2,540,214
Royal Gold, Inc.	1,083	192,904
		4,949,625
Multi-Utilities — 0.7%
Consolidated Edison, Inc.	49,202	5,141,117
NiSource, Inc.	18,435	728,920
		5,870,037
Oil, Gas & Consumable Fuels — 2.8%
Antero Resources Corp.(a)	19,968	747,802
Cheniere Energy, Inc.	10,701	2,536,030
Chevron Corp.	35,721	4,883,061
Devon Energy Corp.	4,505	136,321
EOG Resources, Inc.	18,297	1,986,505
Exxon Mobil Corp.	84,312	8,625,118
Ovintiv, Inc.	41,065	1,470,948
Targa Resources Corp.	9,860	1,557,190
Williams Cos., Inc.	43,445	2,628,857
		24,571,832
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(a)	11,281	574,541
Delta Air Lines, Inc.	14,419	697,736
		1,272,277
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	149,939	7,239,055
Eli Lilly & Co.	12,292	9,067,440
Johnson & Johnson	13,682	2,123,583
Merck & Co., Inc.	46,553	3,577,132
Pfizer, Inc.	363,890	8,547,776
		30,554,986
Professional Services — 0.2%
Booz Allen Hamilton Holding Corp., Class A	7,061	750,231
Equifax, Inc.	464	122,584
TransUnion	9,658	827,015
		1,699,830
Retail REITs — 1.2%
Brixmor Property Group, Inc.	43,476	1,104,725
Kimco Realty Corp.	280,176	5,956,542
Simon Property Group, Inc.	23,410	3,817,469
		10,878,736
Semiconductors & Semiconductor Equipment — 10.8%
Advanced Micro Devices, Inc.(a)	46,649	5,165,444
Applied Materials, Inc.	12,096	1,896,048
Broadcom, Inc.	67,247	16,278,481
Credo Technology Group Holding Ltd.(a)	14,431	879,714
Intel Corp.	29,235	571,544
KLA Corp.	709	536,628
Lam Research Corp.	70,256	5,675,982
Marvell Technology, Inc.	23,290	1,401,825
NVIDIA Corp.	383,496	51,821,815
QUALCOMM, Inc.	35,762	5,192,642
Rambus, Inc.(a)	44,149	2,360,647
Silicon Laboratories, Inc.(a)	1,706	205,624
SiTime Corp.(a)	1,411	276,655
Texas Instruments, Inc.	6,650	1,215,953
		93,479,002
Software — 11.9%
Adobe, Inc.(a)	16,333	6,779,665
AppLovin Corp., Class A(a)	335	131,655
Atlassian Corp., Class A(a)	7,882	1,636,540
Security	Shares	Value
Software (continued)
Autodesk, Inc.(a)	23,748	$ 7,032,258
Datadog, Inc., Class A(a)	4,764	561,580
Elastic NV(a)	25,316	2,047,305
Fair Isaac Corp.(a)	728	1,256,732
Fortinet, Inc.(a)	18,813	1,914,787
HubSpot, Inc.(a)	150	88,485
Intuit, Inc.	10,553	7,951,369
Microsoft Corp.	127,090	58,507,152
Palantir Technologies, Inc., Class A(a)	41,843	5,514,070
Pegasystems, Inc.	13,684	1,343,085
Rubrik, Inc., Class A(a)	1,835	174,967
SailPoint, Inc.(a)	9,001	158,598
Salesforce, Inc.	6,738	1,788,063
ServiceNow, Inc.(a)	5,904	5,969,475
Workday, Inc., Class A(a)	1,079	267,279
		103,123,065
Specialized REITs — 0.5%
CubeSmart	28,630	1,224,219
Equinix, Inc.	3,263	2,900,219
		4,124,438
Specialty Retail — 2.3%
Bath & Body Works, Inc.	34,977	983,553
Best Buy Co., Inc.	4,016	266,180
Carvana Co., Class A(a)	1,851	605,573
Chewy, Inc., Class A(a)	20,118	910,340
Gap, Inc.	5,737	127,992
Home Depot, Inc.	41,309	15,213,692
TJX Cos., Inc.	4,694	595,669
Urban Outfitters, Inc.(a)	13,317	930,858
		19,633,857
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	258,574	51,934,588
NetApp, Inc.	10,123	1,003,797
		52,938,385
Textiles, Apparel & Luxury Goods — 0.6%
Ralph Lauren Corp., Class A	2,168	600,124
Tapestry, Inc.	55,213	4,336,981
		4,937,105
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	1,630	1,154,659
Total Long-Term Investments — 99.5% (Cost: $638,191,996)		864,428,882
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(b)(c)	3,707,083	3,707,083
Total Short-Term Securities — 0.4% (Cost: $3,707,083)		3,707,083
Total Investments — 99.9% (Cost: $641,899,079)		868,135,965
Other Assets Less Liabilities — 0.1%		493,596
Net Assets — 100.0%		$ 868,629,561

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2025
BlackRock Sustainable Advantage Large Cap Core Fund

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (34)(b)	$ 34	$ —	$ —	—	$ 1,983 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,926,379	—	(219,296)(b)	—	—	3,707,083	3,707,083	217,172	—
				$ 34	$ —	$ 3,707,083		$ 219,155	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	16	06/20/25	$ 4,733	$ 8,703
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 8,703	$ —	$ —	$ —	$ 8,703

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 349,027	$ —	$ —	$ —	$ 349,027
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (32,179)	$ —	$ —	$ —	$ (32,179)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$5,530,272
Schedule of Investments

Schedule of Investments (continued)
May 31, 2025
BlackRock Sustainable Advantage Large Cap Core Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 864,428,882	$ —	$ —	$ 864,428,882
Short-Term Securities
Money Market Funds	3,707,083	—	—	3,707,083
	$868,135,965	$—	$—	$868,135,965
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 8,703	$ —	$ —	$ 8,703

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2025

BlackRock Sustainable Advantage Large Cap Core Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 864,428,882
Investments, at value — affiliated(b)	3,707,083
Cash pledged for futures contracts	390,000
Receivables:
Investments sold	4,243,701
Securities lending income — affiliated	127
Capital shares sold	1,155,819
Dividends — unaffiliated	853,968
Dividends — affiliated	11,187
Prepaid expenses	44,762
Total assets	874,835,529
LIABILITIES
Payables:
Investments purchased	3,607,446
Accounting services fees	74,790
Administration fees	30,500
Capital shares redeemed	2,025,856
Custodian fees	22,786
Investment advisory fees	240,178
Trustees’ and Officer’s fees	2,480
Other accrued expenses	20,737
Professional fees	16,687
Service and distribution fees	50,581
Transfer agent fees	108,525
Variation margin on futures contracts	5,402
Total liabilities	6,205,968
Commitments and contingent liabilities
NET ASSETS	$ 868,629,561
NET ASSETS CONSIST OF
Paid-in capital	$ 640,359,768
Accumulated earnings	228,269,793
NET ASSETS	$ 868,629,561
(a) Investments, at cost—unaffiliated	$638,191,996
(b) Investments, at cost—affiliated	$3,707,083
Statement of Assets and Liabilities

Statement of Assets and Liabilities  (continued)
May 31, 2025

BlackRock Sustainable Advantage Large Cap Core Fund
NET ASSET VALUE
Institutional
Net assets	$ 358,643,784
Shares outstanding	16,775,628
Net asset value	$ 21.38
Shares authorized	Unlimited
Par value	$0.001
Investor A
Net assets	$ 174,775,700
Shares outstanding	8,230,271
Net asset value	$ 21.24
Shares authorized	Unlimited
Par value	$0.001
Investor C
Net assets	$ 15,903,398
Shares outstanding	762,869
Net asset value	$ 20.85
Shares authorized	Unlimited
Par value	$0.001
Class K
Net assets	$ 319,306,679
Shares outstanding	14,919,600
Net asset value	$ 21.40
Shares authorized	Unlimited
Par value	$0.001
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statement of Operations
Year Ended May 31, 2025

BlackRock Sustainable Advantage Large Cap Core Fund
INVESTMENT INCOME
Dividends — unaffiliated	$11,750,108
Dividends — affiliated	217,172
Interest — unaffiliated	12,964
Securities lending income — affiliated — net	1,983
Total investment income	11,982,227
EXPENSES
Investment advisory	3,623,084
Transfer agent — class specific	638,487
Service and distribution — class specific	565,283
Administration	374,769
Administration — class specific	181,233
Accounting services	121,193
Professional	103,401
Registration	85,324
Printing and postage	47,105
Custodian	36,344
Trustees and Officer	14,514
Miscellaneous	35,966
Total expenses excluding interest expense	5,826,703
Interest expense — unaffiliated	129
Total expenses	5,826,832
Less:
Administration fees waived by the Manager — class specific	(181,232)
Fees waived and/or reimbursed by the Manager	(545,137)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(318,269)
Total expenses after fees waived and/or reimbursed	4,782,194
Net investment income	7,200,033
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	66,410,843
Investments — affiliated	34
Futures contracts	349,027
66,759,904
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	10,049,026
Futures contracts	(32,179)
10,016,847
Net realized and unrealized gain	76,776,751
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,976,784
See notes to financial statements.
Statement of Operations

Statement of Changes in Net Assets

	BlackRock Sustainable Advantage Large Cap Core Fund
	Year Ended 05/31/25	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,200,033	$10,982,344
Net realized gain	66,759,904	181,008,008
Net change in unrealized appreciation (depreciation)	10,016,847	124,096,993
Net increase in net assets resulting from operations	83,976,784	316,087,345
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(79,941,553)	(6,486,019)
Investor A	(23,158,341)	(952,242)
Investor C	(2,922,085)	(19,760)
Class K	(33,548,084)	(5,940,918)
Decrease in net assets resulting from distributions to shareholders	(139,570,063)	(13,398,939)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	83,953,293	(688,391,612)
NET ASSETS
Total increase (decrease) in net assets	28,360,014	(385,703,206)
Beginning of year	840,269,547	1,225,972,753
End of year	$868,629,561	$840,269,547

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Sustainable Advantage Large Cap Core Fund
	Institutional
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$22.50	$17.59	$17.56	$19.27	$13.75
Net investment income(a)	0.18	0.18	0.22	0.16	0.16
Net realized and unrealized gain (loss)	2.35	4.93	0.01	(0.62)	6.00
Net increase (decrease) from investment operations	2.53	5.11	0.23	(0.46)	6.16
Distributions(b)
From net investment income	(0.19)	(0.20)	(0.20)	(0.11)	(0.16)
From net realized gain	(3.46)	—	—	(1.14)	(0.48)
Total distributions	(3.65)	(0.20)	(0.20)	(1.25)	(0.64)
Net asset value, end of year	$21.38	$22.50	$17.59	$17.56	$19.27
Total Return(c)
Based on net asset value	11.85%	29.27%	1.38%	(2.88)%	45.64%
Ratios to Average Net Assets(d)
Total expenses	0.61%	0.61%	0.63%	0.66%	0.73%
Total expenses after fees waived and/or reimbursed	0.48%	0.48%	0.48%	0.48%	0.50%
Net investment income	0.84%	0.93%	1.29%	0.84%	0.93%
Supplemental Data
Net assets, end of year (000)	$358,644	$486,029	$622,091	$472,353	$227,993
Portfolio turnover rate	129%	108%	120%	99%	160%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Advantage Large Cap Core Fund (continued)
	Investor A
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$22.37	$17.50	$17.47	$19.18	$13.70
Net investment income(a)	0.13	0.13	0.17	0.11	0.11
Net realized and unrealized gain (loss)	2.34	4.90	0.01	(0.60)	5.98
Net increase (decrease) from investment operations	2.47	5.03	0.18	(0.49)	6.09
Distributions(b)
From net investment income	(0.14)	(0.16)	(0.15)	(0.08)	(0.13)
From net realized gain	(3.46)	—	—	(1.14)	(0.48)
Total distributions	(3.60)	(0.16)	(0.15)	(1.22)	(0.61)
Net asset value, end of year	$21.24	$22.37	$17.50	$17.47	$19.18
Total Return(c)
Based on net asset value	11.62%	28.90%	1.12%	(3.09)%	45.25%
Ratios to Average Net Assets(d)
Total expenses	0.86%	0.84%	0.86%	0.87%	0.98%
Total expenses after fees waived and/or reimbursed	0.73%	0.73%	0.73%	0.73%	0.74%
Net investment income	0.59%	0.66%	1.04%	0.58%	0.68%
Supplemental Data
Net assets, end of year (000)	$174,776	$138,563	$96,245	$108,997	$62,539
Portfolio turnover rate	129%	108%	120%	99%	160%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Advantage Large Cap Core Fund (continued)
	Investor C
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$22.02	$17.22	$17.20	$18.92	$13.54
Net investment income (loss)(a)	(0.03)	(0.02)	0.05	(0.03)	(0.01)
Net realized and unrealized gain (loss)	2.29	4.84	0.00 (b)	(0.60)	5.90
Net increase (decrease) from investment operations	2.26	4.82	0.05	(0.63)	5.89
Distributions(c)
From net investment income	—	(0.02)	(0.03)	—	(0.03)
From net realized gain	(3.43)	—	—	(1.09)	(0.48)
Total distributions	(3.43)	(0.02)	(0.03)	(1.09)	(0.51)
Net asset value, end of year	$20.85	$22.02	$17.22	$17.20	$18.92
Total Return(d)
Based on net asset value	10.73%	28.01%	0.33%	(3.79)%	44.13%
Ratios to Average Net Assets(e)
Total expenses	1.60%	1.60%	1.63%	1.63%	1.72%
Total expenses after fees waived and/or reimbursed	1.48%	1.48%	1.48%	1.48%	1.50%
Net investment income (loss)	(0.16)%	(0.08)%	0.30%	(0.18)%	(0.08)%
Supplemental Data
Net assets, end of year (000)	$15,903	$18,681	$17,110	$21,305	$15,926
Portfolio turnover rate	129%	108%	120%	99%	160%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Advantage Large Cap Core Fund (continued)
	Class K
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$22.52	$17.61	$17.58	$19.28	$13.76
Net investment income(a)	0.19	0.20	0.22	0.17	0.17
Net realized and unrealized gain (loss)	2.36	4.92	0.02	(0.61)	6.00
Net increase (decrease) from investment operations	2.55	5.12	0.24	(0.44)	6.17
Distributions(b)
From net investment income	(0.21)	(0.21)	(0.21)	(0.12)	(0.17)
From net realized gain	(3.46)	—	—	(1.14)	(0.48)
Total distributions	(3.67)	(0.21)	(0.21)	(1.26)	(0.65)
Net asset value, end of year	$21.40	$22.52	$17.61	$17.58	$19.28
Total Return(c)
Based on net asset value	11.90%	29.30%	1.43%	(2.80)%	45.68%
Ratios to Average Net Assets(d)
Total expenses	0.51%	0.50%	0.51%	0.55%	0.64%
Total expenses after fees waived and/or reimbursed	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	0.89%	1.02%	1.30%	0.89%	0.97%
Supplemental Data
Net assets, end of year (000)	$319,307	$196,996	$490,527	$76,992	$33,710
Portfolio turnover rate	129%	108%	120%	99%	160%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
On February 20, 2025, the Board of Trustees of the Trust (the “Board”) approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage Large Cap Core Fund. The investment objective of the Fund is to seek to provide total return while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about September 26, 2025.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.40%
$1 billion — $3 billion	0.38
$3 billion — $5 billion	0.36
$5 billion — $10 billion	0.35
Greater than $10 billion	0.34
Notes to Financial Statements

Notes to Financial Statements  (continued)

Service and Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended May 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
	Investor A	Investor C	Total
Service and distribution fees — class specific	$ 383,103	$ 182,180	$ 565,283
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million — $1 billion	0.0400
$1 billion — $2 billion	0.0375
$2 billion — $4 billion	0.0350
$4 billion — $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended May 31, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Total
Administration fees — class specific	$ 93,795	$ 30,648	$ 3,644	$ 53,146	$ 181,233
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended May 31, 2025, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Investor C	Class K	Total
Reimbursed amounts	$ 2,967	$ 1,964	$ 509	$ 835	$ 6,275
For the year ended May 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Total
Transfer agent fees — class specific	$ 467,325	$ 148,019	$ 15,685	$ 7,458	$ 638,487
Other Fees:  For the year ended May 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $10,034.
For the year ended May 31, 2025, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
BlackRock Sustainable Advantage Large Cap Core Fund	$ 854	$ 435
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended May 31, 2025, the amount waived was $3,507.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended May 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.48%
Investor A	0.73
Investor C	1.48
Class K	0.43
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended May 31, 2025, the Manager waived and/or reimbursed investment advisory fees of $541,630 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager— class specific, respectively, in the Statement of Operations. For the year ended May 31, 2025, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Investor C	Class K	Total
Administration fees waived by the Manager — class specific	$ 93,795	$ 30,648	$ 3,644	$ 53,145	$ 181,232

	Institutional	Investor A	Investor C	Class K	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 232,837	$ 71,399	$ 6,576	$ 7,457	$ 318,269
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees ), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended May 31, 2025, the Fund paid BIM $431 for securities lending agent services.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions:  The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended May 31, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
BlackRock Sustainable Advantage Large Cap Core Fund	$ 132,950,076	$ 136,650,738	$ 9,093,124
7.
 PURCHASES AND SALES
For the year ended May 31, 2025, purchases and sales of investments, excluding short-term securities, were $1,169,256,792 and $1,217,666,494, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of May 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to distributions in connection with fund share redemptions were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
BlackRock Sustainable Advantage Large Cap Core Fund	$ 7,894,636	$ (7,894,636)
The tax character of distributions paid was as follows:
Fund Name	Year Ended 05/31/25	Year Ended 05/31/24
BlackRock Sustainable Advantage Large Cap Core Fund
Ordinary income	$ 45,540,071	$ 13,398,939
Long-term capital gains	94,029,992	—
	$ 139,570,063	$ 13,398,939
As of May 31, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Qualified Late-Year Capital Losses(b)	Total
BlackRock Sustainable Advantage Large Cap Core Fund	$ 3,279,116	$ 25,477,351	$ 208,218,715	$ (8,705,389)	$ 228,269,793

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures.

(b)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

As of May 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Sustainable Advantage Large Cap Core Fund	$ 659,917,250	$ 238,388,566	$ (30,169,851)	$ 208,218,715
9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended May 31, 2025, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
Notes to Financial Statements

Notes to Financial Statements  (continued)

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 05/31/25		Year Ended 05/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Sustainable Advantage Large Cap Core Fund
Institutional
Shares sold	6,045,485	$ 128,883,594	7,122,632	$ 139,545,581
Shares issued in reinvestment of distributions	3,468,925	74,238,630	322,548	6,212,167
Shares redeemed	(14,340,800)	(302,067,543)	(21,209,887)	(428,217,907)
	(4,826,390)	$ (98,945,319)	(13,764,707)	$ (282,460,159)
Investor A
Shares sold and automatic conversion of shares	3,432,078	$ 71,582,580	1,881,354	$ 36,836,848
Shares issued in reinvestment of distributions	1,059,894	22,559,922	47,808	917,349
Shares redeemed	(2,454,742)	(50,871,483)	(1,236,913)	(24,275,795)
	2,037,230	$ 43,271,019	692,249	$ 13,478,402
Investor C
Shares sold	78,175	$ 1,654,636	96,019	$ 1,835,075
Shares issued in reinvestment of distributions	135,849	2,844,257	1,014	19,281
Shares redeemed and automatic conversion of shares	(299,714)	(6,256,485)	(242,036)	(4,806,834)
	(85,690)	$ (1,757,592)	(145,003)	$ (2,952,478)
Class K
Shares sold	10,384,160	$ 227,312,390	3,808,014	$ 73,366,958
Shares issued in reinvestment of distributions	1,548,668	33,189,336	307,009	5,921,145
Shares redeemed	(5,760,549)	(119,116,541)	(23,228,564)	(495,745,480)
	6,172,279	$ 141,385,185	(19,113,541)	$ (416,457,377)
	3,297,429	$ 83,953,293	(32,331,002)	$ (688,391,612)
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Sustainable Advantage Large Cap Core Fund and the Board of Trustees of BlackRock FundsSM:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Sustainable Advantage Large Cap Core Fund of BlackRock FundsSM (the “Fund”), including the schedule of investments, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended May 31, 2025:
Fund Name	Qualified Dividend Income
BlackRock Sustainable Advantage Large Cap Core Fund	$ 10,806,113
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended May 31, 2025:
Fund Name	20% Rate Long-Term Capital Gain Dividends
BlackRock Sustainable Advantage Large Cap Core Fund	$ 94,029,992
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2025:
Fund Name	Federal Obligation Interest
BlackRock Sustainable Advantage Large Cap Core Fund	$ 64,800
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended May 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
BlackRock Sustainable Advantage Large Cap Core Fund	40.42%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2025:
Fund Name	Interest Dividends
BlackRock Sustainable Advantage Large Cap Core Fund	$ 138,161
The Fund hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2025:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
BlackRock Sustainable Advantage Large Cap Core Fund	$ 130,619	$ 38,404,677

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 22, 2025 (the “April Meeting”) and May 20–21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees  assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members.  The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed.  The committees of the Board similarly met throughout the year.  The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In  considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were:  (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund.  Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of  the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund.  BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.  The Board also considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.  The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting.  In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies).  Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, third and first quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s

2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase.  The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
S&P	Standard & Poor’s

2025 BlackRock Annual Financial Statements and Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock FundsSM

Date: July 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock FundsSM

Date: July 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of BlackRock FundsSM

Date: July 22, 2025